LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.72%
INVESTMENT COMPANIES–96.72%
Equity Funds–44.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	3,531,321	$43,851,949
LVIP Delaware Mid Cap Value Fund	2,871,575	125,324,156
LVIP Delaware U.S. Growth Fund	4,863,864	57,505,467
LVIP Delaware Value Fund	12,662,123	347,334,680
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,111,066	348,265,377
LVIP SSGA Mid-Cap Index Fund	17,848,711	240,868,350
LVIP SSGA Nasdaq-100 Index Fund	3,098,908	40,065,780
LVIP SSGA S&P 500 Index Fund	27,397,863	800,729,949
LVIP SSGA Small-Cap Index Fund	7,620,187	249,096,298
LVIP T. Rowe Price Growth Stock Fund	4,214,233	243,207,570
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,855,008	123,302,430
		2,619,552,006
Fixed Income Funds–27.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	9,065,208	83,109,826
LVIP Delaware Bond Fund	62,330,844	726,029,675
LVIP JPMorgan Core Bond Fund	59,572,060	585,355,065
LVIP JPMorgan High Yield Fund	13,562,109	133,410,467
LVIP SSGA Bond Index Fund	9,726,011	96,530,654
LVIP SSGA Short-Term Bond Index Fund	1,383,570	13,755,449
		1,638,191,136
Global Equity Fund–1.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	8,376,015	61,873,621
		61,873,621
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,432,916	$56,452,998
LVIP Franklin Templeton Multi-Factor International Equity Fund	16,433,555	140,523,325
LVIP Loomis Sayles Global Growth Fund	6,867,542	111,041,291
LVIP MFS International Growth Fund	13,472,926	271,088,741
LVIP Mondrian International Value Fund	19,299,003	327,195,302
LVIP SSGA Emerging Markets Equity Index Fund	14,245,018	145,626,821
LVIP SSGA International Index Fund	29,534,010	326,114,540
		1,378,043,018
Total Affiliated Investments (Cost $4,343,320,139)		5,697,659,781

UNAFFILIATED INVESTMENT–3.13%
INVESTMENT COMPANY–3.13%
Money Market Fund–3.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	184,702,742	184,702,742
Total Unaffiliated Investment (Cost $184,702,742)		184,702,742

TOTAL INVESTMENTS–99.85% (Cost $4,528,022,881)	5,882,362,523
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	8,778,430
NET ASSETS APPLICABLE TO 449,579,003 SHARES OUTSTANDING–100.00%	$5,891,140,953

✧✧Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
41	Australian Dollar	$2,678,530	$2,715,668	6/17/24	$—	$(37,138)
91	British Pound	7,181,606	7,276,944	6/17/24	—	(95,338)
137	Euro	18,531,819	18,792,057	6/17/24	—	(260,238)
106	Japanese Yen	8,858,287	9,124,432	6/17/24	—	(266,145)
6	Swedish Krona	1,124,880	1,175,245	6/17/24	—	(50,365)
					—	(709,224)
Equity Contracts:
206	E-mini MSCI Emerging Markets Index	10,804,700	10,809,335	6/21/24	—	(4,635)
139	E-mini Russell 2000 Index	14,914,005	14,656,797	6/21/24	257,208	—
314	E-mini S&P 500 Index	83,343,450	81,502,160	6/21/24	1,841,290	—
120	E-mini S&P MidCap 400 Index	36,928,800	35,834,525	6/21/24	1,094,275	—
421	Euro STOXX 50 Index	22,914,179	22,221,803	6/21/24	692,376	—
79	FTSE 100 Index	7,964,821	7,761,961	6/21/24	202,860	—
54	OMXS 30 Index	1,273,571	1,250,298	4/19/24	23,273	—
22	SPI 200 Index	2,849,698	2,772,654	6/20/24	77,044	—
59	TOPIX Index	10,796,010	10,447,240	6/13/24	348,770	—
					4,537,096	(4,635)
Total Futures Contracts					$4,537,096	$(713,859)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,697,659,781	$—	$—	$5,697,659,781
Unaffiliated Investment Company	184,702,742	—	—	184,702,742
Total Investments	$5,882,362,523	$—	$—	$5,882,362,523
Derivatives:
Assets:
Futures Contracts	$4,537,096	$—	$—	$4,537,096
Liabilities:
Futures Contracts	$(713,859)	$—	$—	$(713,859)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.72%@
Equity Funds-44.47%@
✧✧LVIP Channing Small Cap Value Fund	$43,090,906	$—	$3,018,726	$353,349	$3,426,420	$43,851,949	3,531,321	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	122,765,475	—	8,147,711	322,552	10,383,840	125,324,156	2,871,575	—	—
✧✧LVIP Delaware U.S. Growth Fund	41,906,079	11,934,109	1,842,462	121,476	5,386,265	57,505,467	4,863,864	—	—
✧✧LVIP Delaware Value Fund	322,795,577	9,226,172	12,555,126	153,098	27,714,959	347,334,680	12,662,123	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	332,225,740	—	23,912,198	1,925,428	38,026,407	348,265,377	25,111,066	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	235,252,520	—	16,299,439	1,440,005	20,475,264	240,868,350	17,848,711	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	39,274,224	—	2,470,736	483,976	2,778,316	40,065,780	3,098,908	—	—
✧✧LVIP SSGA S&P 500 Index Fund	775,317,039	—	53,012,768	31,150,471	47,275,207	800,729,949	27,397,863	—	—
✧✧LVIP SSGA Small-Cap Index Fund	253,650,144	—	16,435,928	1,597,337	10,284,745	249,096,298	7,620,187	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	232,337,856	—	18,270,901	6,021,595	23,119,020	243,207,570	4,214,233	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	122,156,193	—	11,630,875	1,637,089	11,140,023	123,302,430	3,855,008	—	—
Fixed Income Funds-27.81%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	12,863,653	—	12,907,739	215,324	(171,238)	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	80,829,557	5,219,362	3,226,707	(244,105)	531,719	83,109,826	9,065,208	—	—
✧✧LVIP Delaware Bond Fund	726,504,092	32,260,913	28,115,368	(5,013,468)	393,506	726,029,675	62,330,844	—	—
✧✧LVIP JPMorgan Core Bond Fund	583,390,290	27,266,381	22,672,990	281,649	(2,910,265)	585,355,065	59,572,060	—	—
✧✧LVIP JPMorgan High Yield Fund	132,767,854	4,338,161	5,162,731	(531,802)	1,998,985	133,410,467	13,562,109	—	—
✧✧LVIP SSGA Bond Index Fund	110,552,544	—	12,995,454	(1,738,474)	712,038	96,530,654	9,726,011	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	13,411,919	787,275	537,784	(5,295)	99,334	13,755,449	1,383,570	—	—
Global Equity Fund-1.05%@
✧✧LVIP BlackRock Real Estate Fund	64,836,293	506,652	2,366,251	21,221	(1,124,294)	61,873,621	8,376,015	—	—
International Equity Funds-23.39%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	55,195,474	1,454,778	2,151,138	(187,245)	2,141,129	56,452,998	7,432,916	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	139,544,866	—	7,393,978	409,709	7,962,728	140,523,325	16,433,555	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	113,767,561	—	10,142,935	2,634,576	4,782,089	111,041,291	6,867,542	—	—
✧✧LVIP MFS International Growth Fund	266,141,795	2,944,883	10,288,035	373,255	11,916,843	271,088,741	13,472,926	—	—
✧✧LVIP Mondrian International Value Fund	312,638,566	19,773,708	12,189,433	135,125	6,837,336	327,195,302	19,299,003	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	163,577,847	—	20,804,732	(77,934)	2,931,640	145,626,821	14,245,018	—	—
✧✧LVIP SSGA International Index Fund	323,352,098	—	14,552,561	2,282,331	15,032,672	326,114,540	29,534,010	—	—
Total	$5,620,146,162	$115,712,394	$333,104,706	$43,761,243	$251,144,688	$5,697,659,781		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at March 31, 2024.
LVIP Global Growth Allocation Managed Risk Fund–4